Pensions - Investment strategy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pensions
Fair value of assets	£ 150,029	£ 133,349
Fair value of liabilities	146,879	128,897
Inflation rate swaps
Pensions
Notional amount	16,000	13
Fair value of assets	909	347
Fair value of liabilities	1,094	502
Interest rate
Pensions
Notional amount	57,000	55
Fair value of assets	6,407	8,132
Fair value of liabilities	2,992	5,362
Currency forwards
Pensions
Notional amount	9,000	10
Fair value of assets	215	22
Fair value of liabilities	42	164
Equity and bond call options
Pensions
Notional amount	1,000	1
Fair value of assets	122	277
Equity and bond put options
Pensions
Notional amount	5,000	4
Fair value of assets	3	3
Fair value of liabilities	1	1
Other
Pensions
Notional amount	3,000	4
Fair value of assets	124	1,027
Fair value of liabilities	£ 13	£ 1,092
Main Scheme
Pensions
Percentage of total plan assets	90.00%	90.00%
Equities	8.70%	8.90%
Index-linked bonds	47.80%	40.10%
Government bonds	9.30%	12.90%
Corporate and other bonds	16.60%	17.40%
Real estate	4.80%	5.50%
Derivatives	7.80%	6.10%
Cash and other assets	5.00%	9.10%
Total	100.00%	100.00%
Percentage of collateral	110.00%
Maximum percentage of indirect investment by trustees	5.00%
Main Scheme | Swap
Pensions
Notional amount	£ 75,000	£ 72,000
Fair value of assets	£ 3,340	£ 2,557
Quoted
Pensions
Equities	3.90%	3.70%
Index-linked bonds	47.80%	40.10%
Government bonds	9.30%	12.90%
Corporate and other bonds	11.60%	12.20%
Total	72.60%	68.90%
Unquoted
Pensions
Equities	4.80%	5.20%
Corporate and other bonds	5.00%	5.20%
Real estate	4.80%	5.50%
Derivatives	7.80%	6.10%
Cash and other assets	5.00%	9.10%
Total	27.40%	31.10%